Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Lease liabilities [abstract]
Summary of Lease Liabilities

	June 30, 2023	June 30, 2022

	US$	US$
Carrying amount at July 1		112,965
New lease	252,677	—
Payments	(70,966)	(112,965)
Carrying amount at June 30	181,711	—
Maturity analysis:
Year 1	102,806	—
Year 2	84,226	—
	187,032	—
Less: unearned interest	(5,321)	—
	181,711	—
Analyzed into:
Current portion	97,485	—
Non-current portion	84,226	—
	181,711	—